PROJECT ASSETS AND DEFERRED PROJECT COSTS (Schedule of Project Assets and Deferred Project Costs) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Project assets - Module cost	$ 6,822,294	$ 1,923,114
Project assets - Development	42,615,862	13,495,278
Project assets - Others	5,449,251	4,795,230
Total project assets	54,887,407	20,213,622
Current portion	48,177,416	20,213,622
Non-current portion	6,709,991
Total deferred project costs	16,374,899	20,874,446
Current portion
Noncurrent portion	16,374,899	20,874,446
Total project assets and deferred project costs	$ 71,262,306	$ 41,088,068